Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,290,000.00
Previously Paid Amount	8,700.00
Total Fee Amount	26,473.23
Total Offset Amount	0.00
Net Fee	$ 17,773.23
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A